Subsequent event (Details) - Subsequent events - Feiyuan ¥ in Thousands	Mar. 31, 2016 CNY (¥)
Subsequent event
Equity interest acquired (as a percent)	26.18%
Consideration for equity method investment	¥ 65,452
Total equity interest held after acquisition (as a percent)	68.79%